May 5, 1999






VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AUL American Individual Variable Life Unit Trust
                  Flexible Premium Adjustable Variable Life Insurance Policy American United Life Insurance Company(R)
                  (File No. 333-32531)

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Life Unit Trust's Flexible Premium Adjustable Variable Life Insurance Policy was filed electronically and that the form of prospectus that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-1869 with any questions or comments regarding the attached.

                                                   Sincerely,



                                                   /s/ John C. Swhear